OPTIONS (Details)			12 Months Ended
	Dec. 12, 2018 Option	Aug. 08, 2018 USD ($) Option shares	Jun. 30, 2019 USD ($) Y Option	Jun. 30, 2019 AUD ($) Y Option	Jun. 30, 2018 USD ($) Y Option	Jun. 30, 2018 AUD ($) Y Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			16,000,000	16,000,000
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share)			$ 0.017	$ 0.016
Weighted average exercise price of options, granted during the year (AUD/share) | $			0.010
Weighted average exercise price of options, lapsed during the year (AUD/share) | $			0.020
Weighted average exercise price options forfeited during the year (AUD/share) | $			(0.001)
Weighted average exercise price of options, balance at the end of the financial year (AUD/share)			$ 0.015	$ 0.015	$ 0.017	$ 0.016
Balance at the beginning of the financial year (in shares)			55,102,778	55,102,778
Options issued			16,000,000	16,000,000
Options lapsed			(19,236,111)	(19,236,111)
Options forfeited			(6,000,000)	(6,000,000)
Balance at the end of the financial year (in shares)			38,000,000	38,000,000	55,102,778	55,102,778
Weighted average remaining contractual life of outstanding share options | Y			2.16	2.16	1.94	1.94
Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		12,500,000	12,500,000	12,500,000
Weighted average exercise price of options, granted during the year (AUD/share) | $			$ 0.015
Options issued		12,500,000	12,500,000	12,500,000
Employee option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	16,000,000		16,000,000	16,000,000	0	0
Options issued	16,000,000		16,000,000	16,000,000	0	0
Establishment Shares [Member] | Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued | shares		8,833,100
Establishment options | Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		12,500,000
Weighted average exercise price of options, granted during the year (AUD/share) | $		$ 0.0153
Options issued		12,500,000
Weighted average remaining contractual life of outstanding share options | $		3
Collateral shares | Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued | shares		100,000,000
Unlisted options attached to convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share) | $				$ 0.015
Weighted average exercise price of options, lapsed during the year (AUD/share) | $			$ 0.015
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $						$ 0.015
Balance at the beginning of the financial year (in shares)			20,366,667	20,366,667
Options lapsed			(20,366,667)	(20,366,667)
Balance at the end of the financial year (in shares)					20,366,667	20,366,667